UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis      New York, New York   Dated:  February 14, 2002



Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     27

Form 13F Information Table Value Total:     $153,668
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE




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                                                  FORM 13F INFORMATION TABLE


                                                Value     Shares/   Sh/   Put/  Invstmt   Other    Voting Authority
Name of Issuer     Title of Class     CUSIP    (x$1000)   PrnAmt    Prn   Call  Discretn  Managers Sole  Shared None


3-D PHARMACEUTICALS       COM      88554W104     21,773  2,564,579    SH           Sole          2,564,579
ACTIVE POWER INC          COM      00504W100      5,247    771,669    SH           Sole            771,669
AIRSPAN NETWORKS INC      COM      00950H102      4,304  1,510,253    SH           Sole          1,510,253
AVANT IMMUNOTHER          COM      053491106      3,609    899,954    SH           Sole            899,954
BIOTRANSPLANT INC         COM      09066Y107      7,332    828,466    SH           Sole            828,466
CAPSTONE TURBINE CORP     COM      14067D102     11,418  2,110,536    SH           Sole          2,110,536
CISCO SYS INC             COM      17275R102        708     39,107    SH           Sole             39,107
COMMERCE ONE INC DEL      COM      200693109      3,560    997,274    SH           Sole            997,274
CYBERONICS INC            COM      23251P102     28,049  1,057,239    SH           Sole          1,057,239
DIACRIN INC               COM      25243N103      3,136  1,694,867    SH           Sole          1,694,867
DIVERSA CORP              COM      255064107     23,194  1,639,153    SH           Sole          1,639,153
DYAX CORP                 COM      26746E103      3,122    284,616    SH           Sole            284,616
GENAERA CORP              COM      36867G100      1,021    261,890    SH           Sole            261,890
GENZYME-BIOSURGERY        COM      372917708        152     28,673    SH           Sole             28,673
GENZYME-MOLECULAR         COM      372917500        922    115,265    SH           Sole            115,265
IVILLAGE INC              COM      46588H105      3,117  1,672,319    SH           Sole          1,672,319
KANA SOFTWARE INC         COM      483600102        206     10,586    SH           Sole             10,586
LUCENT TECHNLOGIES INC    COM      549463107      2,660    422,272    sh           Sole            422,272
MEMBERWORKS INC           COM      586002107      1,234     88,105    SH           Sole             88,105
MILLENNIUM PHARMACTLS     COM      599902103        423     17,258    SH           Sole             17,258
MISSION RESOURCES CORP    COM      605109107      4,670  1,334,409    SH           Sole          1,334,409
MUSICMAKER COM INC        COM      62757C207        316    166,315    SH           Sole            166,315
ONESOURCE INFO SVCS       COM      68272J106      3,275    348,365    SH           Sole            348,365
QUOVADX INC               COM      74913K106        574     62,686    SH           Sole             62,686
SILICON LABORATORIES      COM      826919102      2,780     82,476    SH           Sole             82,476
VERSICOR INC              COM      925314106     12,506    614,555    SH           Sole            614,555
VIROPHARMA INC            COM      928241108      4,297    187,254    SH           Sole            187,254
